Quarterly Holdings Report
for
Fidelity Advisor® Equity Income Fund
February 28, 2023
EPI-NPRT1-0423
1.797924.119
Common Stocks - 96.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 3.7%
Deutsche Telekom AG	892,800	20,037
Verizon Communications, Inc.	1,251,790	48,582
		68,619
Entertainment - 1.1%
Activision Blizzard, Inc.	262,800	20,039
Media - 3.0%
Comcast Corp. Class A	1,254,600	46,633
Omnicom Group, Inc.	108,800	9,854
		56,487
TOTAL COMMUNICATION SERVICES		145,145
CONSUMER DISCRETIONARY - 4.2%
Household Durables - 0.4%
Whirlpool Corp. (a)	57,500	7,934
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	509,500	23,386
Leisure Products - 0.2%
Hasbro, Inc.	72,400	3,983
Specialty Retail - 1.8%
Best Buy Co., Inc.	71,300	5,926
Lowe's Companies, Inc.	55,700	11,460
Williams-Sonoma, Inc. (a)	128,900	16,102
		33,488
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.	197,200	8,580
TOTAL CONSUMER DISCRETIONARY		77,371
CONSUMER STAPLES - 9.8%
Beverages - 3.7%
Anheuser-Busch InBev SA NV ADR (a)	361,500	21,943
Coca-Cola European Partners PLC	307,800	16,929
Keurig Dr. Pepper, Inc.	206,200	7,124
The Coca-Cola Co.	389,700	23,191
		69,187
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	441,900	8,785
Household Products - 2.1%
Energizer Holdings, Inc.	149,400	5,413
Procter & Gamble Co.	36,900	5,076
Reckitt Benckiser Group PLC	205,200	14,238
Reynolds Consumer Products, Inc.	509,300	13,975
		38,702
Personal Products - 2.5%
Unilever PLC sponsored ADR	920,600	45,966
Tobacco - 1.0%
Philip Morris International, Inc.	193,400	18,818
TOTAL CONSUMER STAPLES		181,458
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Enterprise Products Partners LP	1,161,800	29,661
Exxon Mobil Corp.	455,300	50,042
Parkland Corp.	481,300	10,525
Shell PLC ADR	415,000	25,220
TotalEnergies SE	237,700	14,667
		130,115
FINANCIALS - 18.5%
Banks - 12.0%
Citigroup, Inc.	362,300	18,365
Huntington Bancshares, Inc.	1,397,500	21,410
JPMorgan Chase & Co.	197,800	28,355
M&T Bank Corp.	208,600	32,393
PNC Financial Services Group, Inc.	195,900	30,937
U.S. Bancorp	782,700	37,358
Wells Fargo & Co.	1,164,950	54,485
		223,303
Capital Markets - 2.9%
Bank of New York Mellon Corp.	286,700	14,587
CME Group, Inc.	69,700	12,920
LPL Financial	45,200	11,280
State Street Corp.	172,799	15,324
		54,111
Insurance - 3.6%
Assurant, Inc.	44,700	5,694
AXA SA	686,400	21,629
Chubb Ltd.	81,684	17,237
First American Financial Corp.	122,300	6,944
The Travelers Companies, Inc.	86,000	15,920
		67,424
TOTAL FINANCIALS		344,838
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 0.6%
Smith & Nephew PLC sponsored ADR	376,800	10,765
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	134,300	20,892
Cigna Group	63,400	18,519
Elevance Health, Inc.	29,800	13,996
UnitedHealth Group, Inc.	34,100	16,230
		69,637
Pharmaceuticals - 10.7%
Bristol-Myers Squibb Co.	472,800	32,604
Johnson & Johnson	359,218	55,055
Merck & Co., Inc.	272,800	28,982
Organon & Co.	368,830	9,033
Roche Holding AG (participation certificate)	47,790	13,780
Royalty Pharma PLC	327,700	11,748
Sanofi SA sponsored ADR	1,028,400	48,181
		199,383
TOTAL HEALTH CARE		279,785
INDUSTRIALS - 9.9%
Aerospace & Defense - 0.9%
General Dynamics Corp.	74,700	17,025
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	39,400	7,190
Building Products - 1.2%
Carlisle Companies, Inc.	38,500	9,941
Owens Corning	132,400	12,947
		22,888
Electrical Equipment - 1.8%
Regal Rexnord Corp.	208,800	32,915
Industrial Conglomerates - 1.0%
Hitachi Ltd.	364,400	18,440
Machinery - 2.6%
Allison Transmission Holdings, Inc.	464,200	22,050
Parker Hannifin Corp.	75,900	26,705
		48,755
Professional Services - 1.5%
Manpower, Inc.	84,900	7,206
Robert Half International, Inc. (a)	83,200	6,708
Science Applications International Corp.	121,300	12,935
		26,849
Trading Companies & Distributors - 0.5%
Brenntag SE	128,600	9,712
TOTAL INDUSTRIALS		183,774
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Cisco Systems, Inc.	819,153	39,663
IT Services - 6.7%
Amdocs Ltd.	247,822	22,703
Capgemini SA	97,300	18,303
Cognizant Technology Solutions Corp. Class A	140,200	8,781
Fidelity National Information Services, Inc.	274,900	17,420
Genpact Ltd.	121,500	5,799
Global Payments, Inc.	203,300	22,810
SS&C Technologies Holdings, Inc.	220,100	12,920
Visa, Inc. Class A	69,200	15,220
		123,956
Semiconductors & Semiconductor Equipment - 2.9%
Microchip Technology, Inc.	399,900	32,404
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	251,900	21,933
		54,337
Software - 1.8%
Microsoft Corp.	90,100	22,473
Open Text Corp. (a)	300,100	10,330
		32,803
TOTAL INFORMATION TECHNOLOGY		250,759
MATERIALS - 2.5%
Chemicals - 2.1%
Celanese Corp. Class A	134,400	15,621
CF Industries Holdings, Inc.	185,300	15,915
Olin Corp.	119,600	6,907
		38,443
Containers & Packaging - 0.4%
Berry Global Group, Inc.	116,600	7,241
TOTAL MATERIALS		45,684
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	73,200	10,964
American Tower Corp.	43,800	8,673
Corporate Office Properties Trust (SBI)	424,000	10,782
Essex Property Trust, Inc.	34,600	7,891
Gaming & Leisure Properties	89,600	4,828
Public Storage	32,100	9,596
		52,734
UTILITIES - 5.4%
Electric Utilities - 3.4%
Duke Energy Corp.	237,200	22,358
Edison International	321,364	21,278
Exelon Corp.	151,900	6,135
FirstEnergy Corp.	350,900	13,875
		63,646
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	563,200	12,385
Multi-Utilities - 1.3%
Dominion Energy, Inc.	201,600	11,213
Sempra Energy	90,600	13,586
		24,799
TOTAL UTILITIES		100,830
TOTAL COMMON STOCKS (Cost $1,603,235)		1,792,493

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d) (Cost $5,248)	4,524,530	1,768

Money Market Funds - 5.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (e)	63,783,280	63,796
Fidelity Securities Lending Cash Central Fund 4.63% (e)(f)	30,951,429	30,955
TOTAL MONEY MARKET FUNDS (Cost $94,751)		94,751

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,703,234)	1,889,012
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(29,598)
NET ASSETS - 100.0%	1,859,414

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,768,000 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	5,248

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	71,467	68,459	76,130	710	-	-	63,796	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	30,796	68,131	67,972	18	-	-	30,955	0.1%
Total	102,263	136,590	144,102	728	-	-	94,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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